Research and Development Expenses - Schedule of Research and Development Expenses (Details) - Research and development expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development Expenses - Schedule of Research and Development Expenses (Details) [Line Items]
CRO service fees	$ 29,203	$ 39,612	$ 36,383
Employee compensation	11,950	14,797	13,406
Depreciation and Amortization	1,354	1,697	1,425
material fees	1,057	677	1,501
Others	1,351	1,369	1,775
Total	$ 44,915	$ 58,152	$ 54,490